Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current tax provision:
Deferred tax (benefit)	$ (20,846)	$ 156,674	$ 254,224	$ (4,304)
Income tax provision	(7,548)	106,187	344,586	327,384
Cayman Islands [Member]
Current tax provision:
Current tax provision
Deferred tax (benefit)
Hong Kong [Member]
Current tax provision:
Current tax provision
Deferred tax (benefit)
China [Member]
Current tax provision:
Current tax provision	$ 13,298	$ 116,740	363,605	331,688
Deferred tax (benefit)			$ (19,019)	$ (4,304)